SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Class of Warrant or Right, Number Outstanding and Exercisable	1,679,690	972,463
Weighted Average Remaining Contractual Life (years)	5 years 3 months 3 days	4 years 8 months 19 days
Weighted Average Exercise Price	$ 10.21	$ 26.80
Minimum [Member]
Exercise Price	5.80	18.50
Maximum [Member]
Exercise Price	$ 3,750,000	$ 3,750